Schedule of Notes Payable (Details) (Parenthetical) $ in Thousands	Dec. 31, 2023 USD ($)
Promissory Note to KeyBank [Member]
Short-Term Debt [Line Items]
Original debt amount	$ 12,700
Promissory Note to Cantor Commercial Real Estate Lending, LP [Member]
Short-Term Debt [Line Items]
Original debt amount	$ 16,250